SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F-HR
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: __03/31/06____

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: ____CIBC World Markets CORP
Address: _425 Lexington Avenue, Third Floor_______
_New York, NY 10017___________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: ___Jeffrey D. Thibeault_______________
Title: ___Chief Compliance Officer__________________
Phone: ___212-667-8352_________________

Signature, Place, and Date of Signing:

[Signature] ___NEW YORK, NY___ [City, State] __05/03/06___ [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0______

Form 13F Information Table Entry Total: ___71___

Form 13F Information Table Value Total: $___162,480,871__
(thousands)

List of Other Included Managers: NONE

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PAGE: 1 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE MAR06

(ITEM 1)	(ITEM 2)	(ITEM 3)	(ITEM 4)	(ITEM 5)		(ITEM 6) INVESTMENT DISCRETION			(ITEM 7)	(ITEM 8) VOTING AUTHORITY		
NAME OF ISSUES	TITLE OF CLASS	CUSIP NO	FAIR MARKET VALUE	SHARES OR PRINCIPAL AMOUNT	P/C	SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR	SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
ASM INTL NV	NOTE	00207DAG7	2,992,736	2745,000		2745,000	0	0		2745,000	0	0
ADAPTEC INC	NOTE	00651FAG3	2,072,578	2384,000		2384,000	0	0		2384,000	0	0
AFFYMETRIX INC	COM	00826T108	760,452	23,100		23,100	0	0		23,100	0	0
ALEXION PHARMACEUTICALS INC	NOTE	015351AF6	5,077,840	4000,000		4000,000	0	0		4000,000	0	0
ALLOY INC	DBCV	019855AB1	6,945,750	6615,000		6615,000	0	0		6615,000	0	0
AMAZON COM INC	NOTE	023135AF3	1,848,180	1928,000		1928,000	0	0		1928,000	0	0
AMYLIN PHARMACEUTICALS INC	NOTE	032346AB4	1,531,870	1000,000		1000,000	0	0		1000,000	0	0
ANIXTER INTL INC	NOTE	035290AG0	290,476	400,000		400,000	0	0		400,000	0	0
APOGENT TECHNOLOGIES INC	DBCV	03760AAK7	519,475	401,000		401,000	0	0		401,000	0	0
AVATAR HLDGS INC	NOTE	053494AF7	1,245,020	1000,000		1000,000	0	0		1000,000	0	0
CV THERAPEUTICS INC	NOTE	126667AD6	2,302,924	2725,000		2725,000	0	0		2725,000	0	0
CV THERAPEUTICS INC	NOTE	126667AF1	1,883,712	1371,000		1371,000	0	0		1371,000	0	0
CV THERAPEUTICS INC	NOTE	126667AG9	904,324	855,000		855,000	0	0		855,000	0	0
CEPHALON INC	NOTE	156708AK5	10,695,670	9500,000		9500,000	0	0		9500,000	0	0
COINMACH SVC CORP	UNIT	19259W107	816,000	50,000		50,000	0	0		50,000	0	0
COMMSCOPE INC	COM	203372107	5,023,490	176,201		176,201	0	0		176,201	0	0
CREDENCE SYS CORP	NOTE	225302AF5	856,503	913,000		913,000	0	0		913,000	0	0
CUBIST PHARMACEUTICALS INC	NOTE	229678AB3	485,000	500,000		500,000	0	0		500,000	0	0
CYMER INC	NOTE	232572AE7	5,274,552	5179,000		5179,000	0	0		5179,000	0	0
CYTYC CORP	NOTE	232946AB9	2,306,889	2108,000		2108,000	0	0		2108,000	0	0
DECODE GENETICS INC	NOTE	243586AB0	862,700	1000,000		1000,000	0	0		1000,000	0	0
DIGITAL RIV INC	COM	25388B104	854,668	19,625		19,625	0	0		19,625	0	0
EDO CORP	NOTE	281347AE4	825,652	750,000		750,000	0	0		750,000	0	0
EMCORE CORP	NOTE	290846AC8	4,661,014	3439,000		3439,000	0	0		3439,000	0	0
FEI CO	NOTE	30241LAB5	1,438,587	1435,000		1435,000	0	0		1435,000	0	0
FEI CO	NOTE	30241LAD1	357,901	391,000		391,000	0	0		391,000	0	0
FAIRFAX FINL HLDGS LTD	DBCV	303901AL6	1,058,253	1225,000		1225,000	0	0		1225,000	0	0
FINISAR	NOTE	31787AAC5	3,730,536	3594,000		3594,000	0	0		3594,000	0	0
FREEPORT-MCMORAN COPPER & GO	NOTE	35671DAK1	235,360	125,000		125,000	0	0		125,000	0	0
GATEWAY INC	NOTE	367626AD0	358,750	500,000		500,000	0	0		500,000	0	0

GENERAL MTRS CORP	DEB	370442717	262,395	15,000		15,000	0	0		15,000	0	0
GRAFTECH INTL LTD	DBCV	384313AB8	1,177,637	1580,000		1580,000	0	0		1580,000	0	0
HUNTSMAN CORP	PFD	447011206	948,750	22,000		22,000	0	0		22,000	0	0
HUTCHINSON TECHNOLOGY INC	NOTE	448407AE6	208,753	188,000		188,000	0	0		188,000	0	0
HUTCHINSON TECHNOLOGY INC	NOTE	448407AF3	3,138,480	3000,000		3000,000	0	0		3000,000	0	0
INCO LTD	NOTE	453258AM7	2,721,348	2051,000		2051,000	0	0		2051,000	0	0
INCO LTD	DBCV	453258AT2	7,675,605	4776,000		4776,000	0	0		4776,000	0	0
INCYTE CORP	NOTE	45337CAE2	3,494,880	4241,000		4241,000	0	0		4241,000	0	0
INTEGRA LIFESCIENCES HLDGS C	COM	457985208	621,621	15,180		15,180	0	0		15,180	0	0
INTERNATIONAL RECTIFIER CORP	NOTE	460254AE5	939,600	960,000		960,000	0	0		960,000	0	0
INVITROGEN CORP	NOTE	46185RAD2	2,231,750	2260,000		2260,000	0	0		2260,000	0	0
INVITROGEN CORP	NOTE	46185RAJ9	3,198,562	2817,000		2817,000	0	0		2817,000	0	0
INVITROGEN CORP	NOTE	46185RAM2	3,679,902	3744,000		3744,000	0	0		3744,000	0	0
JUNIPER NETWORKS INC	COM	48203R104	1,194,375	62,500		62,500	0	0		62,500	0	0
KERZNER INTL LTD	NOTE	492520AB7	14,091,358	10444,000		10444,000	0	0		10444,000	0	0
KULICKE & SOFFA INDS INC	NOTE	501242AL5	1,571,302	1804,000		1804,000	0	0		1804,000	0	0
LSI LOGIC CORP	NOTE	502161AJ1	1,118,050	1000,000		1000,000	0	0		1000,000	0	0
LTX CORP	NOTE	502392AE3	521,380	524,000		524,000	0	0		524,000	0	0
LIFEPOINT HOSPITALS INC	COM	53219L109	577,094	18,580		18,580	0	0		18,580	0	0
LINCARE HLDGS INC	DBCV	532791AB6	1,059,644	1076,000		1076,000	0	0		1076,000	0	0
MAGNA ENTMT CORP	NOTE	559211AC1	1,343,560	1354,000		1354,000	0	0		1354,000	0	0
PAGE TOTAL		51	119,992,908									

PAGE: 2 FORM 13F NAME OF REPORTING MANAGER: CIBC WORLD MARKETS CORP. DATE MAR06

NAME OF ISSUES (ITEM 1)	TITLE OF CLASS (ITEM 2)	CUSIP NO (ITEM 3)	FAIR MARKET VALUE (ITEM 4)	SHARES OR PRINCIPAL AMOUNT (ITEM 5)	P/C	INVESTMENT DISCRETION (ITEM 6) SHARES SOLE (A)	SHARES DEFINED (B)	SHARES OTHER (C)	MGR (ITEM 7)	VOTING AUTHORITY (ITEM 8) SHARES SOLE (A)	SHARES SHARED (B)	SHARES NONE (C)
MANOR CARE INC NEW	NOTE	564055AK7	534,626	365,000		365,000	0	0		365,000	0	0
MEDAREX INC	COM	583916101	749,073	56,705		56,705	0	0		56,705	0	0
MILLENNIUM CHEMICALS INC	DBCV	599903AB7	4,300,879	2690,000		2690,000	0	0		2690,000	0	0
ON SEMICONDUCTOR CORP	NOTE	682189AB1	5,057,466	5523,000		5523,000	0	0		5523,000	0	0
OPEN SOLUTIONS INC	NOTE	68371PAB8	284,020	480,000		480,000	0	0		480,000	0	0
PSS WORLD MED INC	COM	69366A100	2,169,802	112,600		112,600	0	0		112,600	0	0
PROTEIN DESIGN LABS INC	NOTE	74369LAD5	211,416	125,000		125,000	0	0		125,000	0	0
PROTEIN DESIGN LABS INC	NOTE	74369LAF0	3,274,521	2196,000		2196,000	0	0		2196,000	0	0
QUANTUM CORP	COM	747906204	1,397,627	374,699		374,699	0	0		374,699	0	0
RPM INTL INC	NOTE	749685AK9	279,000	520,000		520,000	0	0		520,000	0	0
SAFENET INC	COM	78645R107	575,136	21,769		21,769	0	0		21,769	0	0
SCIENTIFIC GAMES CORP	SDCV	80874PAD1	4,364,153	3402,000		3402,000	0	0		3402,000	0	0
SIRIUS SATELLITE RADIO INC	COM	82966U103	642,114	126,900		126,900	0	0		126,900	0	0
SKECHERS U S A INC	NOTE	830566AB1	2,377,420	2320,000		2320,000	0	0		2320,000	0	0
SYBASE INC	NOTE	871130AB6	5,480,193	5450,000		5450,000	0	0		5450,000	0	0
VEECO INSTRS INC DEL	NOTE	922417AB6	3,869,800	4000,000		4000,000	0	0		4000,000	0	0
WMS INDS INC	NOTE	929297AE9	3,444,558	2150,000		2150,000	0	0		2150,000	0	0
WATSON PHARMACEUTICALS INC	DBCV	942683AC7	804,672	880,000		880,000	0	0		880,000	0	0
WEBMD CORP	NOTE	94769MAE5	2,418,179	2646,000		2646,000	0	0		2646,000	0	0
XM SATELLITE RADIO HLDGS INC	CL A	983759101	253,308	11,400		11,400	0	0		11,400	0	0
PAGE TOTAL		20	42,487,963									
GRAND TOTAL		71	162,480,871									

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CONFIDENTIAL